BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Income Statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	R$ 126,038	R$ 90,398	R$ 116,843
Cost and other expenses (revenues) operating	(1,289,791)	(1,058,207)	(946,039)
Financial result	(10,559)	3,784	(17,570)
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(356,877)	(294,893)	(232,115)
Financial result	(7,603)	10,034	(5,379)
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	347	268	67
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	16,466	36,523	87,526
Financial result	9,077	11,030	4,348
Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(373,690)	(331,684)	(319,708)
Financial result	(16,680)	(996)	(9,727)
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	126,038	90,398	116,843
Cost and other expenses (revenues) operating	(932,914)	(763,314)	(713,924)
Financial result	(2,956)	(6,250)	(12,191)
Colombia Telecomunicaciones S.A. ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	250	349	217
Cost and other expenses (revenues) operating	(4,280)	(10)	(2,845)
Financial result	(2,145)	604	(926)
Companhia AIX de Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	75	36	67
Cost and other expenses (revenues) operating	(22,645)	(22,738)	(21,316)
Fundacao Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(12,223)	(11,395)	(10,530)
Media Networks Brasil Solucoes Digitals
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,006	601	572
Cost and other expenses (revenues) operating	(101,272)	(57,177)	(3,451)
Media Networks Latina America SAC
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(34,791)	(33,133)	(17,133)
Financial result	(1,007)	(516)	(50)
Telefonica Servicos de Ensino
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	1,158	292	2
Cost and other expenses (revenues) operating	(49,130)	(54,781)	(47,544)
Financial result			1,311
T.O2 Germany GMBH CO. OHG
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	148	75	45
Cost and other expenses (revenues) operating	(1,975)	(1,409)	(4,527)
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(34,534)	(29,062)	(42,889)
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(124,537)	(81,893)	(44,872)
Financial result	(813)	(2,600)	(1,262)
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,416	69	41
Cost and other expenses (revenues) operating	212	828	200
Financial result	2,601	61
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(36,738)	(36,395)	(28,933)
Financial result	(4,134)	40	(756)
Telefonica Inteligencia e Seguranca Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	1,568	706	1,041
Cost and other expenses (revenues) operating	(54,210)	(40,918)	(39,709)
Financial result			389
Telefonica International Wholesale Services Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	53,357	56,728	72,520
Cost and other expenses (revenues) operating	(64,036)	(49,960)	(56,293)
Financial result	9,771	(2,564)	(15,008)
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	5,916	3,746	3,072
Cost and other expenses (revenues) operating	(3,437)	6,147	(9,112)
Telefonica Moviles Del Chile
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	1,293	1,586	1,074
Cost and other expenses (revenues) operating	(3,159)	(2,196)	(1,096)
Financial result	39	52	(80)
Telefonica Moviles Del Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	(209)	1,048	(836)
Cost and other expenses (revenues) operating	(4,166)	(1,969)	(2,170)
Telefonica USA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	1,518	2,392	2,998
Cost and other expenses (revenues) operating	(19,441)	(13,202)	(14,970)
Financial result	(539)	(2,185)	(349)
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	49,777	15,045	17,624
Cost and other expenses (revenues) operating	(206,095)	(200,537)	(246,595)
Financial result	(7,896)	787	244
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	3,218		31
Cost and other expenses (revenues) operating	(129,706)	(107,373)	(72,460)
Financial result			1,929
Terra Networks Chile, Terra Networks Mexico, Terra Networks Peru e Terra Networks Argentina and Terra Networks Colombia
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(2,794)	1,072
Financial result	1,450	(59)
Other
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	3,547	7,725	18,375
Cost and other expenses (revenues) operating	(23,957)	(27,213)	(47,679)
Financial result	R$ (283)	R$ 130	R$ 2,367